INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Compensation and related benefits	$ 62	$ 46
Net operating loss and credits	505	732
Reserves and reinsurance	986	2,072
Unrealized investment gains (losses)	1,910
Investments	451
Other	108	31
Valuation allowance	(1,489)
Total	2,533	2,881
Components of Deferred Tax Liabilities [Abstract]
DAC	789	752
Unrealized investment gains (losses)		500
Investments		18
Other		0
Total	$ 789	$ 1,270